INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Biological assets (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Biological assets
Beginning of the period			$ 57,313	$ 2,315,838
Initial recognition and changes in the fair value of biological assets at the point of harvest	$ (138,529)	$ 1,590,925	351,477	2,142,828
Cost incurred during the period			1,096,675	35,535,751
Exchange differences				75,607
Decrease due to harvest/disposals			(924,365)	(31,927,104)
End of period	581,100	8,142,920	581,100	8,142,920
Soybean
Biological assets
Beginning of the period			0	54,162
Cost incurred during the period			290,667	378,530
Exchange differences				6,622
End of period	290,667	439,314	290,667	439,314
Corn
Biological assets
Beginning of the period			0	27,646
Cost incurred during the period			263,428	649,680
Exchange differences				3,379
End of period	263,428	680,705	263,428	680,705
Wheat
Biological assets
Beginning of the period			44,413	22,311
Initial recognition and changes in the fair value of biological assets at the point of harvest			191,481	292,692
Cost incurred during the period			389,282	172,957
Exchange differences				2,726
Decrease due to harvest/disposals			(625,176)	(490,686)
Sunflower
Biological assets
Beginning of the period			0
Cost incurred during the period			27,005
End of period	$ 27,005		27,005
Barley
Biological assets
Beginning of the period			12,900	3,071
Initial recognition and changes in the fair value of biological assets at the point of harvest			159,996	141,899
Cost incurred during the period			126,293	81,661
Exchange differences				4,039
Decrease due to harvest/disposals			$ (299,189)	(230,670)
HB4 Soy
Biological assets
Beginning of the period				0
Cost incurred during the period				1,099,241
End of period		1,099,241		1,099,241
HB4 Wheat
Biological assets
Beginning of the period				2,208,648
Initial recognition and changes in the fair value of biological assets at the point of harvest				1,708,237
Cost incurred during the period				33,153,682
Exchange differences				58,841
Decrease due to harvest/disposals				(31,205,748)
End of period		$ 5,923,660		$ 5,923,660